Liability in Respect of Warrants - Schedule of Financial Measured at Fair Value on a Recurring Basis (Details) - Level 2 [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liability in respect of warrants		$ 1,412
Liability in Respect of Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liability in respect of warrants		$ 1,412